Schedule of future hedged sales (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) Number	Dec. 31, 2021 BRL (R$) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 1,903,005
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 716,000
Hedge discontinued member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	1,837,372
Gross nominal value | R$		R$ 4,507,232
Hedge discontinued member | United States of America, Dollars | First to fourth quarter2022 member | Braskem idesa member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 719,000
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9786	3.9786
Gross nominal value | R$		R$ 1,421,391
Hedge discontinued member | United States of America, Dollars | First to fourth quarter2023 member | Braskem idesa member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 718,372
Conversion rate at inception	2.0017	2.0017
Closing rate	4.2698	4.2698
Gross nominal value | R$		R$ 1,629,321
Hedge discontinued member | United States of America, Dollars | Third to fourth quarter2024 member | Braskem idesa member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 400,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.6430	5.6430
Gross nominal value | R$		R$ 1,456,520